Impairment of Long-Lived Assets Charges (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Impairment of Long-Lived Assets Charges
Number of years of operating losses used as a primary indicator of potential impairment	1 year	1 year
Impairment of long-lived assets	$ 1,420	8,594	13,820	6,396